CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		9 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (500)	$ (571,606)
Adjustment to reconcile net loss to net cash from operating activities:
Stock-based compensation		735
Amortization	0	6,719
Changes in assets and liabilities:
Accounts payable	0	20,565
Accrued expenses	0	3,757
Management fee payable	100	280,000
Net cash (used) by operating activities	(400)	(259,830)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of licenses		(10,000)
Net cash (used) by investing activities	0	(10,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from notes payable - related party	0	125,000
Cash paid on notes payable	0	(4,314)
Cash received from subscription receivable	0	50,000
Proceeds from sale of common stock		130,000
Related party advances		2,500
Contributed capital	500	0
Net cash provided by financing activities	500	303,186
NET INCREASE IN CASH	100	33,356
BEGINNING CASH BALANCE	0	100
ENDING CASH BALANCE	100	33,456
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for interest	0	0
Cash payments for income taxes	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES
Purchase of patents by issuance of common stock	0	100,000
Payable assumed in reverse merger	0	24,284
Note payable assumed in reverse merger	$ 0	20,000
Fair value of warrants issued in private placement		$ 8,197